Bank Loans - Schedule of Secured Short-Term Bank Debt (Details) - USD ($)		Jun. 30, 2019	Dec. 31, 2018
Total short-term bank loans		$ 7,226,227	$ 6,082,574
Bank Loan 1 [Member]
Total short-term bank loans	[1]	546,008
Bank Loan 2 [Member]
Total short-term bank loans		4,222,458	4,361,310
Bank Loan 3 [Member]
Total short-term bank loans		$ 2,457,761	$ 1,721,264

[1]	High-tech Investment Company is an unrelated third party.